SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($) g
Accounting Policies [Line Items]
Inventory recognized as part of cost of revenues | $	$ 0.8
Computer equipment
Accounting Policies [Line Items]
Depreciation rate (as a percent)	33.00%
Office furniture and equipment | Minimum
Accounting Policies [Line Items]
Depreciation rate (as a percent)	8.00%
Office furniture and equipment | Maximum
Accounting Policies [Line Items]
Depreciation rate (as a percent)	15.00%
Esomeprazole
Accounting Policies [Line Items]
Metric units of product | g	0.0493